ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	11,777,706	11,777,706
Series Forty Seven [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,478,334	3,478,334
Series Forty Eight [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,299,372	2,299,372
Series Forty Nine [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	6,000,000	6,000,000